Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash	$ 1,132,974	$ 736
Prepaid expenses	40,000
Other		2,500
Total current assets	1,172,974	3,236
Furniture and Equipment - net	6,046	295
Other assets:
Patent - net	24,697	27,154
Debt issue costs - net	235,211
Total other assets	259,908	27,154
Total assets	1,438,928	30,685
Accounts payable & accrued expenses	107,380	58,011
Notes payable - third party	98,086	236,325
Notes payable - related party	26,108	133,000
Derivative liabilities	2,751,504
Total current liabilities	2,983,078	427,336
Convertible debt - net	361,245
Convertible debt - related parties - net	50,000
Notes payable	405,117	503,209
Total long term liabilities	816,362	503,209
Total liabilities	3,799,440	930,545
Preferred stock: $0 par value, 20,000,000 shares authorized; 0 shares issued and outstanding
Common stock: $0 par value, 500,000,000 shares authorized; 34,500,000 and 31,133,000 shares issued and outstanding at December 31, 2013 and 2012, respectively	126,400
Additional paid-in capital	6,068,045	5,066,867
Accumulated deficit	(8,519,517)	(5,946,182)
Total Stockholders' deficit	(2,325,072)	(879,315)
Noncontrolling interest	(35,440)	(20,545)
Total Deficit	(2,360,512)	(899,860)
Total liabilities and stockholders' deficit	$ 1,438,928	$ 30,685